Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 19, 2023
Entity Registrant Name	dei_EntityRegistrantName	DRIVEWEALTH ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001954014
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 24, 2023
Prospectus Date	rr_ProspectusDate	Apr. 24, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
DriveWealth ICE 100 Index ETF | DriveWealth ICE 100 Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CETF